CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 29, 2013	Dec. 30, 2012	Dec. 25, 2011
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME [Abstract]
Net earnings	$ 26,201	$ 33,325	$ 22,186
Other comprehensive income, net of tax:
Change in pension and postretirement, net of tax benefit (expense) of $10,176, $1,792 and $13,421, respectively	16,085	(2,757)	(20,687)
Comprehensive income	$ 42,286	$ 30,568	$ 1,499